Net Loss Per Share (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019
Numerator:
Net loss	$ (12,595)	$ (7,217)	$ (49,847)	$ (18,242)
Preferred stock dividends		(1,495)	(96,974)	(5,514)
Numerator for Basic and Dilutive EPS –Loss available to common stockholders	$ (12,595)	$ (8,712)	$ (146,821)	$ (23,756)
Denominator:
Common stock	75,815,273	34,050,607	41,102,162	34,042,596
Series I and Series J Common Warrants		294,590	244,687	191,193
Denominator for Basic and Dilutive EPS - Weighted-average common stock outstanding	75,815,273	34,345,197	41,346,849	34,233,789
Basic net loss per share	$ (0.17)	$ (0.25)	$ (3.55)	$ (0.69)
Diluted net loss per share	$ (0.17)	$ (0.25)	$ (3.55)	$ (0.69)